Loan Quality and the Allowance for Loan Losses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Recorded Investment [Line Items]
Impaired financing receivable, unpaid principal balance	$ 45,774	$ 51,248
Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, acquired with deteriorated credit quality	10,138	6,050
Impaired financing receivable, unpaid principal balance	19,749	19,321
Financing receivable, allowance for credit losses, individually evaluated for impairment	568	824
Nonperforming Financing Receivable [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, acquired with deteriorated credit quality	10,138	9,874
Impaired financing receivable, unpaid principal balance	11,778	6,050
Financing receivable, recorded investment, nonaccrual status	8,934	10,321
Uncertain Cash Flow [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, recorded investment, nonaccrual status	2,374	1,952
Financing receivable, allowance for credit losses, individually evaluated for impairment	$ 98	$ 17